Intangible Assets (Tables)	6 Months Ended
Jul. 31, 2024
Intangible Assets
Schedule of intangible assets

	July 31,	January 31,
	2024	2024
Cost
Customer agreements and relationships	336,798	299,524
Existing technology	443,182	403,944
Trade names	11,920	10,139
Non-compete covenants	15,908	14,911
	807,808	728,518
Accumulated amortization
Customer agreements and relationships	181,345	172,026
Existing technology	301,457	285,148
Trade names	8,597	8,227
Non-compete covenants	12,538	12,070
	503,937	477,471
Net	303,871	251,047